NOTE 13. INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES

Cayman Islands:  Under the current tax laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on their income or capital gains.

Hong Kong:  The Company’s subsidiary in Hong Kong did not have assessable profits that were derived from Hong Kong during the years ended December 31, 2014, 2013 and 2012. Therefore, no Hong Kong profit tax has been provided for in the periods presented.

China:    The foreign invested enterprises and domestic companies are generally subject to enterprise income tax at a uniform rate of 25%.

Summaries of the income tax provision (benefit) in the consolidated statements of income and comprehensive income are as follows:

	Years Ended December 31,
	2014	2013	2012

Current	$10,731	$17,533	$13,296
Deferred	(5,189)	(11,811)	(4,181)
Total	$5,542	$5,722	$9,115

The tax effects of temporary differences representing deferred income tax assets / liabilities result principally from the following:

	December 31,
	2014	2013
Current
Deferred income tax assets:
Provision for doubtful accounts	$7,531	$5,334
Accrued liabilities	1,604	907
Tax loss carry forward	1,470	715
Other temporary differences	455	598
Deferred income tax assets – current	11,060	7,554

Deferred income tax liabilities – current
Unearned income	(2,309)	(2,039)

Net deferred income tax assets – current	$8,751	$5,515

Non-current
Deferred income tax assets:
Accrued liabilities	$1,773	$1,789
Tax loss carry forward	4,411	2,145
Others	—	192
Deferred income tax assets – non-current	6,184	4,126

Deferred income tax liabilities:
Unearned income	(104)	—

Deferred income tax assets – non-current	$6,080	$4,126

As of December 31, 2014 and 2013, deferred income tax assets and deferred income tax liabilities are derived from accrued liabilities, unearned income, tax loss carried forward, provision for doubtful accounts and other temporary differences arising from the same tax jurisdictions in China. Therefore, the respective deferred income tax assets and liabilities were net off for presentation.

At December 31, 2014, the Company had $23,528 of deductible tax loss carry forwards that expire through December 31, 2018.

The difference between the effective income tax rate and the expected statutory rate on income (loss) from operations was as follows:

	December 31,
	2014	2013	2012
Statutory rate	25.0%	25.0%	25.0%
Non-deductible expenses	11.7%	7.2%	4.9%
Non-taxable income	(2.2)%	(2.0)%	(1.1)%
Effect of rate differences in various tax jurisdictions and others	(0.5)%	2.4%	(0.9)%
Effective tax rate	34.0%	32.6%	27.9%

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Non-deductible expenses are mainly related to the $4,350 civil penalty to the SEC, and legal fees related to the SEC lawsuit (see Note 17). Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Company did not have any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2014, 2013 and 2012. As of December 31, 2014 and 2013, the Company did not have any significant unrecognized uncertain tax positions.

PRC Withholding Tax on Dividends

The current PRC Enterprise Income Tax Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between the PRC and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of December 31, 2014, the Company had not recorded any withholding tax on the retained earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.